American Century Asset Allocation Portfolios, Inc.

Summary Prospectus and Prospectus Supplement
One ChoiceSM In Retirement Portfolio ■ One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio ■ One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio ■ One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio ■ One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio ■ One ChoiceSM 2055 Portfolio
One ChoiceSM In Retirement Portfolio R6 ■ One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 ■ One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 ■ One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 ■ One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 ■ One ChoiceSM 2055 Portfolio R6

Supplement dated October 7, 2014 ■ Prospectuses dated December 1, 2013
Effective December 1, 2014, as of the close of the New York Stock Exchange, the One Choice 2015 Portfolio and One Choice 2015 Portfolio R6 will be closed to new investors. Shareholders who have open accounts may make additional investments and reinvest dividends and capital gains as long as they own shares of the fund.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.
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